Non-Controlling Interest In Versus Llc (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Financial Information of Non-Wholly Owned Subsidiary	The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of September 30, 2023 and September 30, 2022 and the nine month periods then ended:
	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	947,592	863,885
Non-current	1,646,634	3,014,296
	2,594,226	3,878,181

Liabilities
Current	170,543	752,003
Non-current	43,183,941	37,355,830
	43,354,484	38,107,833
Net liabilities	(40,760,258)	(34,229,652)
Non-controlling interest	(7,005,658)	(5,949,660)
Net loss	(4,995,685)	(9,970,767)
Net loss attributed to non-controlling interest	(603,271)	(1,693,458)
The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2022 and December 31, 2021.
	2022	2021
Non-controlling interest percentage	18.1%	33.2%
	($)	($)
Assets
Current	1,011,636	1,488,892
Non-current	2,822,122	2,267,257
	3,843,758	3,756,149
Liabilities
Current	518,701	763,970
Non-current	39,774,321	30,661,143
	40,293,022	31,425,113
Net liabilities	(36,449,264)	(27,668,964)
Non-controlling interest	(6,402,387)	(8,632,539)
Net loss	(22,318,222)	(17,840,147)
Net loss attributed to non-controlling interest	(2,146,185)	(3,466,248)